REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Contract liabilities, revenues recognized	¥ 179,416,343	$ 26,012,925	¥ 183,736,546
Total deferred revenue	421,801,098		529,620,463	$ 61,155,411
Initial Franchise Fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	190,381,636		248,406,284	27,602,743
Membership Fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	138,656,460		186,976,973	20,103,297
Greentree Reward Membership Program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	52,140,866		46,633,195	7,559,715
Cash Received for Prepaid Card and Sublease
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	¥ 40,622,136		¥ 47,604,011	$ 5,889,656